Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Useful Lives of Property and Equipment Used in Computation of Depreciation

Years
Ships	generally, 30-35
Ship improvements	3-25
Buildings and improvements	10-40
Computer hardware and software	3-10
Transportation equipment and other	3-30
Leasehold improvements	Shorter of remaining lease term or useful life 3-30